Apr. 29, 2020
MFS® International Diversification℠ Fund
MFS® International Diversification℠ Fund
SUPPLEMENT TO THE PROSPECTUS The date of this supplement is April 29, 2020. MFS® International DiversificationSM Fund
Effective immediately, the following is added after the second paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading "Summary of Key Information":

The Board of Trustees of the fund has approved modifications to the underlying fund target weightings of the fund. The transition to the revised underlying fund allocations will commence on or about June 30, 2020, and will be completed by December 31, 2020, although these dates could change based on market conditions and other factors.

As of December 31, 2020, the fund’s target allocation among underlying funds is expected to be:

MFS Emerging Markets Equity Fund	17.5%
MFS International Growth Fund	15%
MFS International Intrinsic Value Fund	15%
MFS International Large Cap Value Fund*	15%
MFS International New Discovery Fund	10%
MFS Research International Fund	27.5%

* MFS International Large Cap Value Fund is currently in registration with the Securities and Exchange Commission and will not be available for investment until on or about June 30, 2020.